Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Selling, general and administrative expense [Abstract]
Selling and Administrative Expenses
Selling and administrative expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Salaries	￦	655,432	734,930	735,383
Retirement benefit expense		61,903	72,812	71,094
Welfare and benefit expense		119,866	162,243	179,406
Insurance expense		10,636	11,513	15,414
Depreciation		102,867	169,431	190,245
Amortization of intangible assets		40,465	35,171	44,990
Bad debt expense		290	38,719	126,714
Commission		562,171	605,879	673,740
Advertising expense		30,085	34,658	114,519
Training expense		4,988	6,314	7,027
Vehicle maintenance expense		10,529	10,390	9,998
Publishing expense		3,124	3,643	3,672
Business promotion expense		3,338	3,477	3,700
Rent expense		44,905	40,020	38,380
Telecommunication expense		22,678	25,448	24,916
Transportation expense		753	596	495
Taxes and dues		55,970	46,531	48,395
Expendable supplies expense		7,272	6,834	7,731
Water, light and heating expense		9,558	9,720	10,545
Repairs and maintenance expense		74,330	75,122	63,477
Ordinary development expense		178,472	188,063	211,417
Travel expense		14,388	16,115	16,658
Clothing expense		5,751	8,273	8,410
Survey and analysis expense		590	666	698
Membership fee		1,040	1,132	1,122
Others		131,860	331,532	154,709

	￦	2,153,261	2,639,232	2,762,855

Other selling and administrative expenses
Other selling and administrative expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Accommodation development expenses	￦	28,134	186,896	55,799
Miscellaneous wages		43,109	31,907	32,300
Litigation and filing expenses		10,670	12,328	11,881
Compensation for damages		9,032	60,341	12,297
Outsourcing expenses		2,865	3,530	2,647
Reward expenses		2,472	3,267	2,786
Overseas market development expenses		1,541	2,177	1,876
Others		34,037	31,086	35,123

	￦	131,860	331,532	154,709